Share Based Compensation (Details) - Schedule of the Group's option activities under the 2007 Plan - 2007 Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	8 Months Ended	12 Months Ended
	Aug. 18, 2017	Dec. 31, 2016
Share Based Compensation (Details) - Schedule of the Group's option activities under the 2007 Plan [Line Items]
Number of options, Beginning	27,456,943	32,037,240
Weighted average exercise price, Beginning	$ 0.3	$ 0.3
Weighted average remaining contractual term (Years), Beginning	5 years 3 months 3 days	4 years 11 months 19 days
Aggregate intrinsic value, Beginning	$ 308	$ 308
Number of options, Granted	9,085,000	610,000
Weighted average exercise price, Granted	$ 0.7	$ 0.56
Number of options, Forfeited	(8,007,606)	(5,190,297)
Weighted average exercise price, Forfeited	$ 0.04	$ 0.34
Number of options, Ending	28,534,337	27,456,943
Weighted average exercise price, Ending	$ 0.48	$ 0.3
Weighted average remaining contractual term (Years), Ending	6 years 11 months 26 days	5 years 3 months 3 days
Aggregate intrinsic value, Ending		$ 308
Number of options, Vested and expected to vest	28,534,337	27,456,943
Weighted average exercise price, Vested and expected to vest	$ 0.48	$ 0.3
Weighted average remaining contractual term (Years), Vested and expected to vest	6 years 11 months 26 days	5 years 3 months 3 days
Aggregate intrinsic value, Vested and expected to vest		$ 308